Marketable Securities and Other Investments (Carrying Amount and Fair Value of Debt Securities Classified as Available-For-Sale) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Carrying amount
Due after 1 year through 5 years	¥ 5
Due after 5 years through 10 years
Due after 10 years
Total	5
Fair Value
Due after 1 year through 5 years	5
Due after 5 years through 10 years
Due after 10 years
Total	¥ 5